NOTE 6 - Inventory: Schedule of Inventory, Current (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Details
Inventory - Raw materials	$ 557	$ 424
Inventory - Work in progress	2,287	1,626
Inventory - Finished goods	811	416
Inventory - Total	$ 3,655	$ 2,466